Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Schedule of Reconciliation of the Company’s RAIN Digital Asset Holdings

The following table presents a reconciliation of the Company’s RAIN digital asset holdings:

	December 31,
(in thousands)	2025	2024

Balance at beginning of period	$-	$-
USDT received in connection with share issuances	202,500	-
Sales of USDT	(202,500)	-
Purchase of RAIN digital assets	222,000	-
Unrealized gains upon purchase of RAIN digital assets recognized in earnings	54,195
Partial exercise of RAIN Option	20,462
Commissions to custodian and to asset manager	-	-
Unrealized gains recognized in earnings	310,124	-
Balance at end of period (fair value)	$606,781	$-

Schedule of Digital Assets
	December 31,
(in thousands)	2025	2024
RAIN digital assets – current - 3,030,303,030 tokens	$24,273	$-
RAIN digital assets – noncurrent – 72,759,150,001 tokens	582,508	-
Total RAIN digital assets – 75,789,453,031 tokens	$606,781	$-

Schedule of Components of Net Gains Recognized in Earnings to RAIN Digital Assets

The following table presents the components of net gains recognized in earnings related to RAIN digital assets:

	Year ended December 31,
(in thousands)	2025	2024	2023

Unrealized gains recognized in earnings	364,319	-	-
Commissions to custodian and to asset manager	(1,128)	-	-
Realized gains (losses) recognized in earnings	-	-	-
	$363,191	$-	$-